Revenue Recognition (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Revenue recognized	$ 19,200
Deferred revenue noncurrent portion	15,139	$ 15,200
Increase in retained earnings effect on other non-current assets for the cumulative-effect adjustments	1,400
Deferred sales commissions		$ 1,700
Next 12 Months [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	55,100
Second Year [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	9,900
There after [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	$ 5,200